Putnam
New York
Tax Exempt
Money Market Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-00

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years in which Putnam has experienced tremendous growth and transformed itself from a respected U.S. investment management firm to a financial institution with a global presence. Our municipal department continues to grow as well, boasting 21 municipal portfolio managers and research analysts.

The past six months have been a relatively positive period for tax-exempt money market investors. Yields on these securities have become unusually attractive -- especially relative to yields on longer-term municipal securities. Although the municipal market has not experienced the inverted yield curve of the Treasury market -- whereby yields on short-term securities are outpacing those on longer-term issues -- the municipal market yield curve is flatter than usual. With longer-term municipal bonds not offering significantly higher yields than short-term securities, investors are not being paid to assume the greater interest-rate risks associated with these longer issues.

Total return for 6 months ended 5/31/00

           NAV
--------------------
          1.61%
--------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

In this environment, it is not surprising that demand for municipal money market investments has risen considerably. As of March 31, 2000, demand was up approximately 10% from the same time last year. Meanwhile, supply has been somewhat lower than last year, as municipalities flush with income tax revenues require less additional financing. In this climate, mutual funds like Putnam New York Tax Exempt Money Market Fund continue to attract new assets.

* STATE ECONOMY STAYS HEALTHY AS FED SEEKS TO SLOW NATIONAL ECONOMY

Over the past six months, the Federal Reserve Board has raised short-term interest rates six times, essentially taking back its three interest-rate reductions during the fall of 1998 and then some. The Fed's goal is to slow the speed of the economy, which grew by 7.3% and 5.4% during the fourth quarter of 1999 and the first quarter of 2000, respectively, and still appears to be going strong. Although the Fed may be poised for another rate increase or two before the November elections, it may finally be nearing the end of this tightening cycle. Recently, the economy has begun to show signs of a slowdown, while inflation remains fairly stable.

New York's economy remained in good shape over the period. Both the state and New York City budgets stayed strong, reflecting higher tax revenues amid rising real estate values and a robust service economy, particularly in the city. Tax surpluses translated into a reduced need for new issuance of tax-exempt securities. Although supply was lighter, both city and state governments did issue some new tax-exempt securities over the period. Securities supply could drop off in the coming year, although it is really too early to tell since the bulk of the state and city's securities issuance usually comes in October.

* DURATION MANAGEMENT KEY TO HIGHER RETURNS

With interest rates on tax-exempt money market issues continuing to rise in step with the Fed's interest rate increases over the period, your fund's manager, Brian S. Torpey, used duration management as a key tool for managing the fund. To capture the highest available money market rates, Brian kept the portfolio duration a bit longer than the market average over the past six months, at approximately 70 days to maturity. This slightly longer duration allowed the fund to accrue additional income from today's higher rates.

As long as the economy continues to grow, the Fed appears poised to continue tightening interest rates over the next several months. Should inflation threaten to accelerate, the board might raise rates even more dramatically. In any case, your fund manager will continue to pursue the conservative strategies that have served shareholders well thus far, and tax-exempt money market funds such as this one will remain attractive for investors seeking a combination of liquidity, superior quality, and relative stability.

* A CONFIDENT LOOK AHEAD

As we assume our new positions in the supervision of the funds, we are certain that many of the changes that lie ahead will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We embark upon this new era of Putnam's rich heritage with confidence and we look forward to the opportunity of continuing to help you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
July 19, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/00, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE COMPARISONS (5/31/00)

                                           Current  After-tax  After-tax
                                           return*   return1    return2
------------------------------------------------------------------------
Passbook savings account                    0.85%     0.46%      0.48%
------------------------------------------------------------------------
Taxable money market fund (7-day yield)     3.60      1.94       2.03
------------------------------------------------------------------------
3-month certificate of deposit              4.45      2.40       2.50
------------------------------------------------------------------------
Putnam New York Tax Exempt
Money Market Fund (7-day yield)             3.33      3.33       3.33
------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

1 After-tax return assumes a combined 46.02% federal, New York state, and New York City tax rate.

2 After-tax return assumes a combined 43.74% federal and New York state tax rate.

 *Sources: Fleet Bank (passbook savings), Bank Rate Monitor (3-month CDs),
  IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Money Market Fund is designed for investors seeking current income exempt from state, federal and New York City personal income tax consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN FOR PERIODS ENDED 5/31/00

                                             Lipper New York
                                                Tax Exempt      Consumer
                               Fund shares     Money Market      price
                                at NAV         Fund Average      index
------------------------------------------------------------------------
6 months                         1.61%             1.62%          1.72%
------------------------------------------------------------------------
1 year                           2.96              2.96           3.07
------------------------------------------------------------------------
5 years                         15.34             15.54          12.55
Annual average                   2.90              2.93           2.39
------------------------------------------------------------------------
10 years                        32.90             33.38          32.59
Annual average                   2.88              2.92           2.86
------------------------------------------------------------------------
Life of fund (since 10/26/87)   50.75             51.37          48.57
Annual average                   3.31              3.35           3.20
------------------------------------------------------------------------

                                                             Fund shares
                                                               at NAV
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current 7-day yield1                                              3.33%
------------------------------------------------------------------------
Taxable equivalent2                                               6.17
------------------------------------------------------------------------
Taxable equivalent3                                               5.92
------------------------------------------------------------------------
Current 30-day yield1                                             3.81
------------------------------------------------------------------------
Taxable equivalent2                                               7.06
------------------------------------------------------------------------
Taxable equivalent3                                               6.77
------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2 Assumes a combined 46.02% federal, New York state, and New York City tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

3 Assumes a combined 43.74% federal and New York state tax rate.

Past performance is no assurance of future results and more recent returns may be more or less than those shown. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


DISTRIBUTION INFORMATION 6 MONTHS ENDED  5/31/00

------------------------------------------------------------------------
Distributions (number)                    6
------------------------------------------------------------------------
Income                                 $0.0160
------------------------------------------------------------------------
  Total                                $0.0160
------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most current calendar quarter)

                                     Fund shares
                                       at NAV
------------------------------------------------------------------------
6 months                                1.43%
------------------------------------------------------------------------
1 year                                  2.81
------------------------------------------------------------------------
5 years                                15.13
Annual average                          2.86
------------------------------------------------------------------------
10 years                               32.46
Annual average                          2.85
------------------------------------------------------------------------
Life of fund (since 10/26/87)          50.87
Annual average                          3.30
------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.


COMPARATIVE BENCHMARKS

Lipper New York Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all New York tax exempt money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO WWW.PUTNAMINV.COM

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learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

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* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and
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more.

The site can be accessed through any of the major online services
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using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
FGIC                -- Financial Guaranty Insurance Company
FHA Insd.           -- Federal Housing Administration Insured
FRB                 -- Floating Rate Bonds
G.O. Bonds          -- General Obligation Bonds
LOC                 -- Letter of Credit
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (89.9%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
New York (85.2%)
-------------------------------------------------------------------------------------------------------------------
     $    1,900,000 Dutchess Cnty., Indl. Dev. Agency Civic Fac. VRDN
                    (Marist College), Ser. A, FRB, 3.95s, 7/1/28
                    (Bank of New York (LOC))                                              VMIG1    $      1,900,000
          1,400,000 Glens Falls Indl. Dev. Agcy. VRDN (Broad St. Ctr.),
                    3.9s, 8/1/05 (Fleet Bank of New York (LOC))                           A-1             1,400,000
          3,500,000 Long Island, Pwr. Auth. NY Elec. Syst. VRDN, Ser. 1,
                    3.95s, 5/1/33                                                         VMIG1           3,500,000
          1,900,000 Niagara Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                    VRDN (American Fuel Co.), 4.2s, 11/15/24
                    (Wachovia Bank of NC (LOC))                                           VMIG1           1,900,000
                    NY City, Indl. Dev. Agcy. VRDN
          1,500,000 (Stroheim & Romann, Inc.), 3.95s, 12/1/15
                    (Westdeutsche Landesbank
                    Girozentrale (LOC))                                                   VMIG1           1,500,000
          1,900,000 (Columbia Grammar School), 3.9s, 6/30/14
                    (Chase Manhattan Bank (LOC))                                          A-1+            1,900,000
            500,000 NY City, Muni. Assistance Corp. Rev. Bonds, Ser. E,
                    5 1/2s, 7/1/00                                                        Aa2               500,436
                    NY City, Muni. Fin. Auth. Wtr. & Swr. Syst.
                    Rev. Bonds, Ser. A Prerefunded
            500,000 FGIC, 7 1/2s, 6/15/19                                                 Aaa               508,337
            500,000 MBIA, 7 1/2s, 6/15/19                                                 Aaa               508,337
                    NY Metropolitan Trans. Auth.
                    Rev. Bonds, Prerefunded
          3,645,000 (Trans. Facs. Svc. Contract), Ser. 4, 7 7/8s, 7/1/17                  AAA             3,711,793
            500,000 (Commuter Facs. Svc. Contract), Ser. 4,
                    7 1/2s, 7/1/19                                                        AAA               509,087
                    NY State Dorm. Auth. Rev. Bonds
            500,000 (City U. Syst.), Ser. A, AMBAC, 5 1/2s, 7/1/00                        A                 500,577
          1,100,000 (Dept. of Hlth. Issue), 7.7s, 7/1/20, Prerefunded                     Aaa             1,125,767
          1,700,000 NY State Dorm. Auth. VRDN (NY Pub. Library),
                    Ser. B, MBIA, 3.85s, 7/1/28                                           VMIG1           1,700,000
          1,000,000 NY State G.O. Bonds, Ser. B, 6 3/8s, 8/15/00                          A2              1,004,644
          1,800,000 NY State Hsg. Fin. Agcy. VRDN (Mt. Sinai School),
                    Ser. A, 4 1/4s, 11/1/14 (Chase Manhattan
                    Bank (LOC))                                                           VMIG1           1,800,000
            500,000 NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
                    (Presbyterian Hosp.), Ser. A, FHA Insd., 7.7s,
                    2/15/25, Prerefunded                                                  Aaa               513,705
          1,700,000 NY State Med. Care Fac. Fin. Agcy. VRDN
                    (Lenox Hill Hosp.), Ser. A, 3 3/4s, 11/1/08
                    (Chase Manhattan Bank (LOC))                                          VMIG1           1,700,000
                    NY State Pwr. Auth. Rev. Bonds, Ser. Y
          1,000,000 6 3/4s, 1/1/18                                                        Aa2             1,034,837
          1,000,000 6 1/2s, 1/1/11                                                        Aa2             1,030,254
            300,000 6 1/2s, 1/1/04                                                        Aa2               309,619
            200,000 6s, 1/1/20                                                            Aa2               202,055
            500,000 NY State Thruway Auth. Hwy. & Bridge Rev. Bonds,
                    Ser. A, AMBAC, 5s, 4/1/01                                             Aaa               500,987
          1,875,000 NY State Urban Dev. Corp. Rev. Bonds
                    (Correctional Facs.), Ser. 2, 7 1/2s, 1/1/11                          Aaa             1,946,667
          1,670,000 Suffolk Cnty. G.O. Bonds, Ser. B,
                    AMBAC, 4 1/2s, 8/15/00, Prerefunded                                   AAA             1,672,840
                    Triborough, Bridge & Tunnel Auth. Rev. Bonds
            500,000 Ser. T, 7s, 1/1/20                                                    Aa3               516,845
            500,000 Ser. S, 7s, 1/1/11                                                    Aa3               515,376
          2,000,000 Westchester Cnty., Indl. Dev. Agcy. Civic Fac. FRB
                    (Boys & Girls Club), 3.95s, 2/1/24 (Bank of
                    New York (LOC))                                                       A-1+            2,000,000
                                                                                                   ----------------
                                                                                                         35,912,163

Puerto Rico (4.7%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 PR Indl. Med. & Env. Poll. Ctrl. Fac. Fin. Auth. VRDN
                    (Reynolds Metal Co.), 3 3/4s, 9/1/13
                    (ABN AMRO Bank (LOC))                                                 VMIG1           2,000,800
                                                                                                   ----------------
                    Total Municipal Bonds and Notes
                    (cost $37,912,963)                                                             $     37,912,963

MUNICIPAL COMMERCIAL PAPER (4.7%) (a) (cost $2,000,000)
                                                                                          MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
         $2,000,000 New York State Environmental Facility, 4.45s                          9/6/00   $      2,000,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $39,912,963) (b)                                       $     39,912,963
-------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $42,180,561.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 2000. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on FRB and VRDN's are the current interest rates shown at May 31, 2000, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at May 31, 2000 (as a percentage of net assets):

          Education             29.5%
          Utilities             14.4
          Transportation        13.6

      The accompanying notes are an integral part of these financial statements.



STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                           $39,912,963
-------------------------------------------------------------------------------------------
Cash                                                                                216,408
-------------------------------------------------------------------------------------------
Interest and other receivables                                                      555,233
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              320,255
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    1,415,000
-------------------------------------------------------------------------------------------
Total assets                                                                     42,419,859

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                93,857
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           66,554
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         47,855
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            5,030
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         5,712
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            633
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               19,657
-------------------------------------------------------------------------------------------
Total liabilities                                                                   239,298
-------------------------------------------------------------------------------------------
Net assets                                                                      $42,180,561

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                        $42,180,561
-------------------------------------------------------------------------------------------
Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($42,180,561 divided by 42,180,561 shares)                                            $1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended May 31, 2000 (Unaudited)
Tax exempt interest income                                                         $782,683
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     91,010
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       36,618
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     3,388
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      1,804
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,169
-------------------------------------------------------------------------------------------
Registration fees                                                                     2,697
-------------------------------------------------------------------------------------------
Auditing                                                                             13,750
-------------------------------------------------------------------------------------------
Legal                                                                                   820
-------------------------------------------------------------------------------------------
Postage                                                                                 910
-------------------------------------------------------------------------------------------
Other                                                                                 5,913
-------------------------------------------------------------------------------------------
Total expenses                                                                      161,079
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (32,212)
-------------------------------------------------------------------------------------------
Net expenses                                                                        128,867
-------------------------------------------------------------------------------------------
Net investment income                                                               653,816
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $653,816
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $   653,816      $ 1,009,220
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      653,816        1,009,220
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                               (653,816)      (1,009,220)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                       1,129,198        2,065,212
--------------------------------------------------------------------------------------------------
Total increase in net assets                                            1,129,198        2,065,212

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                    41,051,363       38,986,151
--------------------------------------------------------------------------------------------------
End of period                                                         $42,180,561      $41,051,363
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

-----------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                              May 31
operating performance               (Unaudited)                      Year ended November 30
-----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                      $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                  .0160        .0251        .0288        .0287        .0289        .0318
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0160        .0251        .0288        .0287        .0289        .0318
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                     (.0160)      (.0251)      (.0288)      (.0287)      (.0289)      (.0318)
-----------------------------------------------------------------------------------------------------------------
Total distributions                   (.0160)      (.0251)      (.0288)      (.0287)      (.0289)      (.0318)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of year                            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.61*        2.55         2.91         2.91         2.93         3.23
-----------------------------------------------------------------------------------------------------------------
Net assets, end of year
(in thousands)                       $42,181      $41,051      $38,986      $44,101      $39,456      $38,873
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .40*         .77          .79          .83          .88          .91
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.61*        2.60         2.88         2.92         2.75         3.18
-----------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestments.

(b) Includes amounts paid through expense offset arrangements.(Note 2)



NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from Federal, New York State and New York City personal income taxes as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, Inc., believes is consistent with maintenance of liquidity and stability of principal and capital preservation. The fund invests primarily in a portfolio of short-term municipal securities issued by the state of New York and its municipalities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the funds' portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

E) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion, and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 2000, fund expenses were reduced by $32,212 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $300 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Retail Management, Inc., received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term obligations aggregated $55,111,289 and $54,943,000, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                            Six months
                                                 ended          Year ended
                                                May 31         November 30
---------------------------------------------------------------------------
                                                  2000                1999
---------------------------------------------------------------------------
Shares sold                                 28,279,601          55,489,896
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  603,821             928,424
---------------------------------------------------------------------------
                                            28,883,422          56,418,320

Shares
repurchased                                (27,754,224)        (54,353,108)
---------------------------------------------------------------------------
Net increase                                 1,129,198           2,065,212
---------------------------------------------------------------------------


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Classic Equity Fund *

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New York Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


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